Investments (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments [Line Items]
Impairment loss		$ 216,278	$ 174,066
Investments	$ 236,519	$ 235,596	$ 451,874
Private Company [Member]
Investments [Line Items]
Impairment loss	$ 216,278